Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2016

A.	DATES	Begin	End	# days

1	Payment Date		6/15/2016
2	Collection Period	5/1/2016	5/31/2016	31
3	Monthly Interest Period-Actual	5/16/2016	6/14/2016	30
4	Monthly Interest - Scheduled	5/15/2016	6/14/2016	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	179,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	164,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	215,000,000.00	-	-	-	-	-	-
9	Class A-4 Notes	85,170,000.00	-	-	-	-	-	-
10	Total Class A Notes	753,170,000.00	0.00	-	-	-	-
11	Class B Notes	30,040,000.00	25,317,883.69	-	-	25,317,883.69	-	-

12	Total Notes	$783,210,000.00	25,317,883.69	$0.00	$0.00	$25,317,883.69	0.00

	Overcollateralization
13	Exchange Note	89,663,305.03	15,219,146.03
14	Series 2013-A Notes	23,759,745.31	111,654,430.59

15	Total Overcollateralization	113,423,050.34	126,873,576.62				Not Applicable
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				Not Applicable

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.43445%	0.75445%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	0.00	0.0000000	0.00	0.0000000	0.00
22	Total Class A Notes			0.00	0.0000000	0.00	0.0000000	0.00
23	Class B Notes		1.64000%	34,601.11	1.1518346	25,317,883.69	842.8057154	0.00

24	Totals			34,601.11	0.0441786	25,317,883.69	32.3257922	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	806,969,745.31	136,972,314.28	97,328,495.46

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	108,142,772.73
28	Aggregate Base Residual Value (Not Discounted)	613,408,065.00	106,274,691.46

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	5,647	21,169,666.62
30	Turn-in Ratio on Scheduled Terminations			59.64%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	9,768	152,191,460.31
32	Depreciation/Payments		(1,163,615.00)
33	Gross Credit Losses	(18)	(275,761.32)
34	Early Terminations — Regular	(1)	(11,093.47)
35	Scheduled Terminations — Returned	(2,237)	(32,680,556.45)
36	Payoff Units & Lease Reversals	(574)	(9,917,661.34)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	6,938	108,142,772.73

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2016

C.	SERVICING FEE

39	Servicing Fee Due	126,826.22

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(33,608.05)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	-

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	4,529	98.05%	72,641,085.95
46	31 - 60 Days Delinquent	71	1.54%	1,099,138.36
47	61 - 90 Days Delinquent	17	0.37%	291,700.27
48	91 - 120 Days Delinquent	2	0.04%	27,647.22
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	4,619	100.00%	74,059,571.80

51	Prepayment Speed (1 Month)				0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,238	32,691,649.92
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(30,937,592.80)
54	Less: Excess Wear and Tear Received in Current Period		(79,982.84)
55	Less: Excess Mileage Received in Current Period		(121,458.39)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		1,552,615.89

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		12.24%
58	Prior Period Net Residual Losses/(Gains) Ratio		3.02%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		2.54%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		4.34%
61	Four Month Average		5.54%

62	Beginning Cumulative Net Residual Losses		2,512,970.08
63	Current Period Net Residual Losses		1,552,615.89

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		4,065,585.97

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.45%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	18	275,761.32
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(265,750.02)

68	Current Period Net Credit Losses/(Gains)		10,011.30

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.08%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.22%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.50%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.33%
73	Four Month Average		0.28%

74	Beginning Cumulative Net Credit Losses		5,094,646.50
75	Current Period Net Credit Losses		10,011.30

76	Ending Cumulative Net Credit Losses		5,104,657.80

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.57%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	1,658,523.68
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	31,128,068.03
80	Liquidation Proceeds, Recoveries & Expenses	220,194.90
81	Insurance Proceeds	45,555.12
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	10,966.00
83	Payoff Payments	11,478,947.79
84	All Other Payments Received	-

85	Collected Amounts	44,542,255.52

86	Investment Earnings on Collection Account	12,180.49

87	Total Collected Amounts, prior to Servicer Advances	44,554,436.01

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	44,554,436.01

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	126,826.22
91	Interest on the Exchange Note - to the Trust Collection Account	187,195.50
92	Principal on the Exchange Note - to the Trust Collection Account	39,643,818.82
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	19,195,609.90
94	Remaining Funds Payable to Trust Collection Account	(14,599,014.43)

95	Total Distributions	44,554,436.01

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	48,910,775.04

97	Investment Earnings on Reserve Account	1,462.61

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	48,912,237.65

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	6,341.31
101	Class A Noteholders' Interest Distributable Amount	-
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	34,601.11
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	25,317,883.69
107	Remaining Funds Payable to Certificate holder	23,553,411.54

108	Total Distributions	48,912,237.65